Income Taxes	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes

7.	INCOME TAXES

As of December, 31, 2025, the Company’s net loss was from domestic operations.

As of December 31, 2025, there was $0 tax provision recorded due to the Company generating tax losses and maintaining a full valuation allowance against deferred tax assets.

The reconciliation of the Company’s statutory rate and effective tax rate is as follows:

	For the period from September 5, 2025 (inception) through December 31, 2025
	Amount	Percent

Pretax Loss	$(51,450)
US Federal statutory tax rate	$(10,805)	21%
State and local income taxes, net of Federal benefit	-	-
Change in Federal valuation allowance	10,805	(21)%
Total	$-	-

The components of the Company’s deferred tax assets and liabilities are as follows:

For the period from September 5, 2025 (inception) through December 31, 2025
Deferred tax assets:
Capitalized start-up costs	$14,243
Net operating loss carryforwards	112
Total deferred tax assets before valuation allowance	$14,355
Valuation allowance	(14,355)
Total deferred tax assets after valuation allowance	$-

As of December 31, 2025, the Company had $400 of U.S. federal net operating loss carryforwards that have an unlimited carryforward period. As of December 31, 2025, the Company had $400 of state net operating loss carryforwards that have an unlimited carryforward period.

The future realization of the tax benefits from existing temporary differences and tax attributes ultimately depends on the existence of sufficient taxable income. The Company assesses the realizability of its deferred tax assets at each balance sheet date. In assessing the realization of its deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considers the projected future taxable income, expected reversal of existing deferred tax liabilities, and tax planning strategies in making this assessment. After consideration of all available evidence, both positive and negative, the Company determined that it is not more likely than not that its net deferred tax assets will be realized in the foreseeable future. As a result, the Company increased its valuation allowance by $14,355 as of December 31, 2025.

The future realization of the Company’s net operating loss carryforwards and other tax attributes may also be limited by the change in ownership rules under the U.S. Internal Revenue Code Section 382. Under Section 382, if a corporation undergoes an ownership change (as defined), the corporation’s ability to utilize its net operating loss carryforwards and other tax attributes to offset income may be limited. The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes.

The Company records uncertain tax positions as liabilities in accordance with ASC 740-10 and adjusts these liabilities when judgment changes as a result of the evaluation of new information not previously available. Since there is complexity in some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. The calculation and assessment of the Company’s income tax exposures generally involves the uncertainties in the application of complex tax laws and regulations for federal, state, and foreign jurisdictions. A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon local tax examination including resolutions of any related appeals or litigation on the basis of the technical merits.

The Company files income tax returns in the US where it is subject to tax examination by federal and state tax authorities. The Company is not currently under examination for income taxes, and is not aware of any issues under review that could result in significant payments, accruals or material deviation from its tax positions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by local tax authorities to the extent utilized in a future period. The statute of limitations for the Company is open for the year ended December 31, 2025.

As of December 31, 2025, the Company has not recorded any unrecognized tax benefits.

Note 19. Income Taxes

In connection with the Business Combination (see Note 2 – Business Combination), Boost Run Holdings, LLC, previously treated as a nontaxable partnership for U.S. federal income tax purposes, became a wholly-owned disregarded entity of Boost Run, Inc. The Business Combination was accounted for as a reverse recapitalization for financial reporting purposes, with Boost Run identified as the accounting acquirer, as Boost Run’s legacy equity holders retained the majority of the voting power, board composition, and senior management of the combined company. Accordingly, the Business Combination did not result in a new basis of accounting, a step-up in the tax basis of Boost Run’s assets and liabilities, or the recognition of goodwill, and the tax consequences of the Business Combination are accounted for as a change in the tax status of an entity.

For the three and six months ended June 30, 2026, the Company was unable to make a reliable estimate of its annual effective tax rate (“AETR”) for purposes of ASC 740-270. The Company’s projected annual ordinary income is such that small changes in the projection of annual ordinary income result in disproportionately large, and not meaningful, changes in the estimated AETR and the resulting interim tax provision. Accordingly, in accordance with ASC 740-270-30-6, the Company used the actual effective tax rate for the year-to-date period as its best estimate of the annual effective tax rate for purposes of calculating the tax provision on ordinary income for the period. The Company will reassess at each future interim period whether a reliable AETR estimate can be made.

For the three and six months ended June 30, 2026, the Company recognized income tax expense of $55,741 in provision for income taxes in the interim condensed consolidated statement of operations. The Company’s effective tax rate for the three and six months ended June 30, 2026, are negative 288.7% and negative 238.0%, respectively.

The Company recognized deferred tax liabilities and deferred tax assets for the cumulative temporary differences that existed as of the Closing date, resulting in income tax expense of $55,741, recorded to provision for income taxes in the interim condensed consolidated statement of operations and a deferred tax liability on the Company’s interim condensed consolidated balance sheet. The temporary differences were measured based on the Company’s best estimate of the carryover tax basis of the Company’s assets and liabilities as of the Closing date, including with respect to depreciation methods expected to be elected on the Company’s final partnership income tax return for the pre-Business Combination period, and using the enacted U.S. federal statutory rate of 21% and an estimated blended state rate reflecting the Company’s state footprint as of the measurement date. These estimates are based on the Company’s current expectations and preliminary discussions with its tax return preparers and are subject to change as the Company’s state footprint evolves and as the Company’s final pre-Business Combination tax returns are completed and filed. This item is treated as a discrete item for interim reporting purposes and is excluded from the year-to-date ordinary income and actual effective tax rate described above.

The Company is in a net deferred tax liability position, with recognized deferred tax liabilities exceeding recognized deferred tax assets and expects to generate sufficient future taxable income to realize its deferred tax assets. Accordingly, no valuation allowance was recorded against the deferred tax assets established in connection with the Business Combination.

Because the Company was not historically subject to entity-level income tax, income tax expense and the effective tax rate for the current-year periods presented are not comparable to the corresponding prior-year periods, which did not reflect income tax expense attributable to the Company’s operations.